Financial instruments risk management (Schedule of Exchange Rate Risk) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ 6,156	₪ 26,902
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	10,942	24,400
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ (4,786)	₪ 2,502